REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of Mutual Fund Series Trust and the Shareholders of Catalyst Small-Cap Insider
Buying Fund, Catalyst Insider Buying Fund, Catalyst
IPOx Allocation Fund, Catalyst Dynamic Alpha Fund,
Catalyst Buyback Strategy Fund, Catalyst/Groesbeck
Growth of Income Fund, Catalyst/Lyons Tactical
Allocation Fund,  Catalyst/MAP Global Equity Fund,
Catalyst MLP & Infrastructure Fund, Catalyst Insider
Long/Short Fund, Catalyst Hedged Commodity Strategy
Fund, Catalyst Hedged Futures Strategy Fund, Catalyst
Systematic Alpha Fund, Catalyst Macro Strategy Fund,
Catalyst Multi-Strategy Fund, Catalyst/Exceed Defined
Risk Fund, Catalyst/Exceed Defined Shield Fund,
Catalyst/Millburn Hedge Strategy Fund, Catalyst Insider
Income Fund, Catalyst/MAP Global Balanced Fund,
Catalyst Floating Rate Income Fund, Catalyst/SMH High
Income Fund, Catalyst/SMH Total Return Income Fund, and Catalyst/Stone Beach Income Opportunity Fund

In planning and performing our audits of the financial statements of Catalyst Small-Cap Insider Buying Fund, Catalyst Insider Buying Fund, Catalyst IPOx Allocation Fund, Catalyst Dynamic Alpha Fund, Catalyst Buyback Strategy
Fund, Catalyst/Groesbeck Growth of Income Fund, Catalyst/Lyons Tactical Allocation Fund, Catalyst/MAP
Global Equity Fund, Catalyst MLP & Infrastructure Fund, Catalyst Insider Long/Short Fund, Catalyst Hedged
Commodity Strategy Fund, Catalyst Hedged Futures
Strategy Fund, Catalyst Systematic Alpha Fund (formerly, Catalyst Intelligent Alternative Fund), Catalyst Macro Strategy Fund, Catalyst Multi Strategy Fund (formerly, Catalyst/Auctos Multi-Strategy Fund), Catalyst/Exceed
Defined Risk Fund, Catalyst/Exceed Defined Shield Fund, Catalyst/Millburn Hedge Strategy Fund, Catalyst Insider Income Fund, Catalyst/MAP Global Balanced Fund, Catalyst Floating Rate Income Fund (formerly Catalyst/Princeton Floating Rate Fund), Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, and
Catalyst/Stone Beach Income Opportunity Fund, each a series of shares of beneficial interest in Mutual Fund Series Trust (the "Funds"), as of June 30, 2018, and for the year or period then ended, in accordance with the standards of the Public Company Accounting Oversight Board (United States) ("PCAOB"), we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America ("GAAP"). A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of the financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.
Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness, as defined above, as of June 30, 2018.

This report is intended solely for the information and use of management, the shareholders of Catalyst Small-Cap
Insider Buying Fund, Catalyst Insider Buying Fund,
Catalyst IPOx Allocation Fund, Catalyst Dynamic Alpha
Fund, Catalyst Buyback Strategy Fund,
Catalyst/Groesbeck Growth of Income Fund,
Catalyst/Lyons Tactical Allocation Fund,  Catalyst/MAP
Global Equity Fund, Catalyst MLP & Infrastructure Fund,
Catalyst Insider Long/Short Fund, Catalyst Hedged
Commodity Strategy Fund, Catalyst Hedged Futures
Strategy Fund, Catalyst Systematic Alpha Fund, Catalyst
Macro Strategy Fund, Catalyst/ Multi Strategy Fund,
Catalyst/Exceed Defined Risk Fund, Catalyst/Exceed
Defined Shield Fund, Catalyst/Millburn Hedge Strategy
Fund, Catalyst Insider Income Fund, Catalyst/MAP
Global Balanced Fund, Catalyst Floating Rate Income
Fund, Catalyst/SMH High Income Fund, Catalyst/SMH
Total Return Income Fund, and Catalyst/Stone Beach
Income Opportunity Fund, the Board of Trustees of
Mutual Fund Series Trust and the Securities and
Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.




BBD, LLP


Philadelphia, Pennsylvania
August 29, 2018